UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

801-54909

Ladenburg Thalmann Asset Management

(Exact name of registrant as specified in charter)

Gemini Fund Services, LLC,  80 Arkay Drive. Suite 110, Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC,  80 Arkay Drive. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

6/30

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares			Market Value
	COMMON STOCK - 34.23%
	INVESTMENT COMPANIES - 19.50%
52,235	Ares Capital Corp.		$ 903,143
80,696	PennantPark Investment Corp.		908,637
58,400	PennantPark Floating Rate		804,752
84,940	Prospect Capital Corp.		949,629
39,260	Solar Capital Ltd.		870,394
43,200	Solar Senior Capital LTD		781,056
			5,217,611
	OIL & GAS - 2.42%
24,850	Linn Energy LLC		644,112

	PIPELINES - 10.13%
38,605	Boardwalk Pipeline Partners LP		1,172,434
17,800	Enbridge Energy Partners LP		542,010
10,700	Energy Tranfer Partners LP		557,149
3,350	Enterprise Products Partners		204,484
3,250	MarkWest Energy Partners		234,748
			2,710,825
	TRANSPORTATION - 2.18%
17,500	Teekay Offshore Partners LP		583,800

	TOTAL COMMON STOCK		9,156,348
	(Cost - $9,219,858)

	REAL ESTATE INVESTMENT TRUSTS - 41.40%
26,500	American Capital Agency Corp		598,105
74,469	American Realty Capital Trust Healthcare, Inc. + #		541,658
60,119	Annaly Capital Management, Inc.		696,178
121,917	Armour Residential REIT, Inc.		512,051
51,200	CYS Investments, Inc		416,256
86,379	Dividend Capital Industrial Income REIT II + #		807,426
102,615	Griffin American Healthcare REIT II + #		974,843
23,300	Hatteras Financial Corp.		435,943
10,445	Healthcare Trust of America, Inc.		109,882
24,485	Healthcare Trust of America, Inc.		257,582
170,164	Hines Global REIT + #		1,618,091
67,000	New York Mortgage Trust, Inc.		418,750
85,520	Philip Edison ARC Shopping Center REIT + #		795,336
141,400	Steadfast Income REIT, Inc. + #		1,339,341
154,961	Strategic Storage, Inc. + #		1,554,989
	TOTAL REAL ESTATE INVESTMENT TRUSTS		11,076,431
	(Cost - $12,363,262)

	SENIOR COMMON STOCK - 0.06%
6,740	Pacific Office Properties Trust, Inc. + #		15,165
	(Cost - $67,400)

	CLOSED-END FUNDS - 10.10%
99,639	Cushing MLP Total Return Fund		795,119
33,341	Kayne Anderson Energy Total Return Fund		997,896
25,390	Kayne Anderson MLP Investment Co.		910,232
	TOTAL CLOSED-END FUNDS		2,703,247
	(Cost - $2,647,073)

	MUTUAL FUND - 0.92%
	ALTERNATIVE INVESTMENT - 0.92%
24,728	AQR Managed Futures Strategy Fund		246,291
	TOTAL MUTUAL FUND
	(Cost - $250,000)

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013
Shares			Market Value

	PRIVATE INVESTMENTS - 12.41%
	BUSINESS DEVELOPMENT - 6.01%
82,900	Corporate Capital Trust + #		$ 851,217
75,057	FS Investment Corp. + #		757,480
			1,608,697
	EQUIPMENT LEASING - 2.38%
223	Cypress Equipment Fund 17 LLC + #		153,550
651	Cypress Equipment Fund 18 LLC + #		483,991
			637,541
	LAND DEVELOPMENT - 4.02%
36,635	Walton Kimberlin Heights Development, LP * + #		340,705
10,752	Walton Sherwood Acres, LP * + #		99,994
10,752	Walton US Land Fund 1, LP * + #		99,994
19,855	Walton US Land Fund 2, LP * + #		184,651
37,655	Walton US Land Fund 3, LP * + #		350,191
			1,075,535

	TOTAL PRIVATE INVESTMENTS		3,321,773
	(Cost - $3,473,682)

	SHORT-TERM INVESTMENTS - 0.52%
137,922	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05% ^ **		137,922
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $137,922)

	TOTAL INVESTMENTS - 99.64%
	(Cost - $28,159,197) (a)		$ 26,657,177
	OTHER ASSETS LESS LIABILITIES - 0.36%		95,109
	NET ASSETS - 100.00%		$ 26,752,286

* Non-income producing.
+ Illiquid security.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total of such securities is $10,968,622 or 41.00% of net assets.
^Money market fund; interest rate reflects the seven-day effective yield on September 30, 2013.
LP - Limited Partnership
MLP - Master Limited Partnership
LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $27,846,033 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 864,100
		Unrealized depreciation:	(2,052,956)
		Net unrealized depreciation:	$ (1,188,856)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security. Generally, the Real Estate Investment Trusts (REITs) are publicly registered but not traded. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission.  Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The Private Investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Ladenburg Thalmann Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,156,348	$ -	$ -	$ 9,156,348
Real Estate Investment Trusts	3,444,747	541,658	7,090,026	11,076,431
Senior Common Stock	-	-	15,165	15,165
Closed-End Funds	2,703,247	-	-	2,703,247
Mutual Funds	246,291	-	-	246,291
Private Investments	-	757,480	2,564,293	3,321,773
Short-Term Investments	137,922	-	-	137,922
Total	$ 15,688,555	$ 1,299,138	$ 9,669,484	$ 26,657,177
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Private Investments	Senior Common Stock	Real Estate Investment Trusts	Total
Beginning Balance	$ 2,568,401	$ 20,220	$ 6,767,798	$ 9,356,419
Total realized gain (loss)	-	-	-	-
Appreciation (Depreciation)	(4,108)	(5,055)	(27,766)	(36,929)
Cost of Purchases	-	-	349,994	349,994
Proceeds from Sales & Return of Capital	-	-	-	-
Accrued Interest	-	-	-	-
Net transfers in/out of level 3	-	-	-	-
Ending Balance	$ 2,564,293	$ 15,165	$ 7,090,026	$ 9,669,484

** As of November 1, 2013 Ladenburg Thalmann Alternative Strategies Fund changed its name to Alternative Strategies Fund.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ladenburg Thalmann Asset Management

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, President

Date       11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew Rogers, President

Date      11/29/13

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date      11/29/13